Principal associates	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Abstract]
Principal associates

Notes to the 2018 financial statements
continued

36 Principal associates

At 31 December 2018
Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Australia
Boyne Smelters Limited (a)	Aluminium smelting	153,679,560	Ordinary	59.4	59.4
Brazil
Mineração Rio do Norte S.A. (b)	Bauxite mining	25,000,000,000	Ordinary	12.5	12

		47,000,000,000	Preferred	11.75
US
Halco (Mining) Inc.	(c)	4,500	Common	45	45

This list includes only those associates that have a more significant impact on the profit or operating assets of the Group. Refer to note 47 for a list of related undertakings.

The Group’s principal associates are held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)

The parties that collectively control Boyne Smelters Limited do so through decisions that are determined on an aggregate voting interest that can be achieved by several combinations of the parties. Although each combination requires Rio Tinto’s approval, this is not joint control as defined under IFRS 11. Rio Tinto is therefore determined to have significant influence over this company.

(b)

Although the Group holds only 12% of Mineração Rio do Norte S.A., it has representation on its board of directors and a consequent ability to participate in the financial and operating policy decisions. It is therefore determined that Rio Tinto has significant influence.

(c)	Halco (Mining) Inc. has a 51% indirect interest in Compagnie des Bauxites de Guinée, a bauxite mine, the core assets of which are located in Guinea.

Summary information for associates that are material to the Group

This summarised financial information is shown on a 100% basis. It represents the amounts shown in the associate’s financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Boyne	Boyne
	Smelters	Smelters
	Limited (a)	Limited (a)
	2018	2017
	US$m	US$m
Revenue	-	-

(Loss)/profit after tax	(12)	5

Other comprehensive (loss)/income (b)	(68)	56
Total comprehensive (loss)/income	(80)	61

Non-current assets	1,268	1,468
Current assets	93	88
Current liabilities	(113)	(99)
Non-current liabilities	(842)	(996)
Net assets	406	461

Reconciliation of the above amounts to the investment recognised in the Group balance sheet

Group interest	59.4%	59.4%
Net assets	406	461
Group's ownership interest	241	274
Loans to equity accounted units	129	159
Carrying value of Group's interest	370	433
(a)

Boyne Smelters Limited is a tolling operation; as such it is dependent on its participants for funding which is provided through cash calls. Rio Tinto has made certain prepayments to Boyne for toll processing of alumina. These are charged to Group operating costs as processing takes place.

(b)	“Other comprehensive (loss)/income” is net of amounts recognised by subsidiaries in relation to quasi equity loans.

Summary information for joint ventures and associates that are not individually material to the Group

	Joint	Joint
	ventures	ventures	Associates	Associates
	2018	2017	2018	2017
	US$m	US$m	US$m	US$m
Carrying value of Group's interest	-	-	679	571

Profit after tax	-	-	9	25

Other comprehensive income	-	-	(23)	14
Total comprehensive income	-	-	(14)	39